Property, Plant, and Equipment - Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property, Plant and Equipment - net
7.	Property, Plant and Equipment - net

	December 31,
	2021	2020
Cost
Construction in progress	$214,431	$143,465
Plant and buildings	273,682	29,963
Machinery and equipment	327,315	63,675
Motor vehicles	4,804	1,830
Office equipment and furniture	13,425	3,343
Leasehold improvements	210,091	15,632
Total cost	$1,043,748	$257,908
Less: Accumulated depreciation
Construction in progress	$—	$—
Plant and buildings	20,474	13,200
Machinery and equipment	81,832	32,398
Motor vehicles	1,513	1,184
Office equipment and furniture	3,251	1,823
Leasehold improvements	33,380	8,932
Total accumulated depreciation	$140,450	$57,537
Property, plant and equipment, net	$903,298	$200,371

Buildings of Sinovac Dalian with a net book value of $2,207 (RMB 14.1 million) were pledged as collateral for a bank loan from Bank of China (note 11 (a)).

Buildings of Sinovac Dalian with a net book value of $1,360 (RMB 8.7 million) were pledged as collateral for a bank loan from China Merchants Bank (note 11 (f)).

Buildings and Machinery and equipment of Sinovac Dalian with a net book value of $36,997 (RMB 235.8 million) were pledged as collateral for two bank loans from China Everbright Bank (notes 11 (g) and 11(h))

Net depreciation expense for the year ended December 31, 2021 was $84,446 (2020 - $3,693, 2019 - $4,579), after deduction of amortized government grants specifically related to qualified property, plant and equipment.

Loss on disposal of equipment for the year ended December 31, 2021 was $977 (2020 - $163, 2019 - $294).